Taxes on Income (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Taxes on Income [Abstract]
Beginning of year	$ 1,521		$ 1,691
Increases related to tax positions taken during prior years	452
Decreases related to expiration of statute of limitations			(594)
Increases related to tax positions taken during the current year	313		218
Cumulative translation adjustments and other	(46)		206
Balance at December 31	$ 2,240	[1]	$ 1,521

[1]	As of December 31, 2017, and 2018 unrecognized tax benefit in the amount of $905 and $1,218 were presented as a reduction from deferred taxes.